S000055516 [Member] Expense Example - FlexShares Core Select Bond Fund - FlexShares Core Select Bond Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	$ 602